UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __06/30/06____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Third Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey D. Thibeault__________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:


____Jeffrey D. Thibeault_____    ___New York, NY__       __7/17/06__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___44____

Form 13F Information Table Value Total: ___90,621___
                                          (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name


PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE JUN06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE               FAIR MKT SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

NOBLE CORPORATION             SHS  G65422100        1,488    20,000 CALL    20,000        0        0        20,000        0        0
CHECK POINT SOFTWARE TECH LT  ORD  M22465104          357    20,300         20,300        0        0        20,300        0        0
RADWARE LTD                   ORD  M81873107        4,496   350,121        350,121        0        0       350,121        0        0
APACHE CORP                   COM  037411105        1,024    15,000 CALL    15,000        0        0        15,000        0        0
BEAZER HOMES USA INC          COM  07556Q105          615    13,400         13,400        0        0        13,400        0        0
CARNIVAL CORP                 DBCV 143658AN2        5,577  4922,000       4922,000        0        0      4922,000        0        0
CARNIVAL CORP                 DBCV 143658AV4          222   336,000        336,000        0        0       336,000        0        0
CHARMING SHOPPES INC          COM  161133103          460    41,000         41,000        0        0        41,000        0        0
CHICAGO MERCANTILE HLDGS INC  CL A 167760107        7,367    15,000         15,000        0        0        15,000        0        0
CONMED CORP                   NOTE 207410AD3          845  1000,000       1000,000        0        0      1000,000        0        0
CONNETICS CORP                NOTE 208192AB0        4,681  4914,000       4914,000        0        0      4914,000        0        0
CONNETICS CORP                COM  208192104          328    28,000         28,000        0        0        28,000        0        0
DEVON ENERGY CORP NEW         COM  25179M103          538     8,900          8,900        0        0         8,900        0        0
DEVON ENERGY CORP NEW         COM  25179M103          906    15,000 PUT     15,000        0        0        15,000        0        0
ECI TELECOM LTD               ORD  268258100          928   115,171        115,171        0        0       115,171        0        0
ELAN PLC                      ADR  284131208          334    20,000 CALL    20,000        0        0        20,000        0        0
ELECTRONIC ARTS INC           COM  285512109          512    11,902         11,902        0        0        11,902        0        0
ENCANA CORP                   COM  292505104          379     7,200          7,200        0        0         7,200        0        0
ENCANA CORP                   COM  292505104        1,053    20,000 PUT     20,000        0        0        20,000        0        0
FIRST HORIZON PHARMACEUTICAL  NOTE 32051KAC0        4,371  3880,000       3880,000        0        0      3880,000        0        0
HALLIBURTON CO                NOTE 406216AM3          750   374,000        374,000        0        0       374,000        0        0
KINDER MORGAN INC KANS        COM  49455P101        1,448    14,500 PUT     14,500        0        0        14,500        0        0
LEHMAN BROS HLDGS INC         COM  524908100          652    10,000 CALL    10,000        0        0        10,000        0        0
MBIA INC                      COM  55262C100          849    14,500         14,500        0        0        14,500        0        0
MBIA INC                      COM  55262C100          586    10,000 PUT     10,000        0        0        10,000        0        0
NII HLDGS INC                 CL B 62913F201           90     1,600          1,600        0        0         1,600        0        0
NII HLDGS INC                 CL B 62913F201          564    10,000 PUT     10,000        0        0        10,000        0        0
NASDAQ 100 TR                 UNIT 631100104          388    10,000 CALL    10,000        0        0        10,000        0        0
NASDAQ STOCK MARKET INC       COM  631103108        9,385   313,863        313,863        0        0       313,863        0        0
NOVA CHEMICALS CORP           COM  66977W109          795    27,615         27,615        0        0        27,615        0        0
OSI PHARMACEUTICALS INC       COM  671040103          330    10,000         10,000        0        0        10,000        0        0
OSI PHARMACEUTICALS INC       COM  671040103          330    10,000 PUT     10,000        0        0        10,000        0        0
OIL STS INTL INC              NOTE 678026AB1        4,882  3750,000       3750,000        0        0      3750,000        0        0
QLT INC                       NOTE 746927AB8        8,224  9000,000       9000,000        0        0      9000,000        0        0
RYERSON INC                   NOTE 78375PAD9          383   270,000        270,000        0        0       270,000        0        0
SCHLUMBERGER LTD              DBCV 806857AC2        1,201   664,000        664,000        0        0       664,000        0        0
SEACOR HOLDINGS INC           DBCV 811904AJ0          281   230,000        230,000        0        0       230,000        0        0
SEATTLE GENETICS INC          COM  812578102        8,665  1883,700       1883,700        0        0      1883,700        0        0
SMITHFIELD FOODS INC          COM  832248108           81     2,800          2,800        0        0         2,800        0        0
SMITHFIELD FOODS INC          COM  832248108          401    13,900 PUT     13,900        0        0        13,900        0        0
SONIC AUTOMOTIVE INC          NOTE 83545GAK8        2,017  1850,000       1850,000        0        0      1850,000        0        0
SUPERVALU INC                 COM  868536103          921    30,000 CALL    30,000        0        0        30,000        0        0
TRINITY INDS INC              NOTE 896522AF6       10,348 10130,000      10130,000        0        0     10130,000        0        0
UNITEDHEALTH GROUP INC        COM  91324P102          569    12,700         12,700        0        0        12,700        0        0
           PAGE TOTAL              44              90,621
          GRAND TOTAL              44              90,621
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